PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Jun. 11, 2019 $ / shares shares	May 28, 2019 shares
Amounts due from a related party-non current, less allowance for doubtful accounts | ¥	¥ 547,069,000		¥ 0
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.001
Ordinary shares, shares authorized	1,000,000,000		1,000,000,000		1,000,000,000
Reportable Legal Entities
Amounts due from a related party-non current, less allowance for doubtful accounts | ¥	¥ 547,069		¥ 0
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Ordinary shares, issued shares	72,475,630		72,475,630			96,112,336
Ordinary shares, outstanding shares	66,411,428		65,762,936
Number of shares issuable upon conversion of Class B ordinary share	1		1		1
Class A ordinary shares | Fang | Reportable Legal Entities
Ordinary shares, par value (in dollars per share) | $ / shares		0.001		0.001
Ordinary shares, shares authorized	1,000,000,000		1,000,000,000
Ordinary shares, issued shares	72,475,630		72,475,630
Ordinary shares, outstanding shares	66,411,428		65,762,936
Number of shares issuable upon conversion of Class B ordinary share	1		1
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		0.001		0.001
Ordinary shares, shares authorized						23,636,706
Ordinary shares, issued shares	23,636,706		23,636,706
Ordinary shares, outstanding shares	23,636,706		23,636,706
Class B ordinary shares | Fang
Ordinary shares, issued shares						24,336,650
Class B ordinary shares | Fang | Reportable Legal Entities
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Ordinary shares, shares authorized	1,000,000,000		1,000,000,000
Ordinary shares, issued shares	23,636,706		23,636,706
Ordinary shares, outstanding shares	23,636,706		23,636,706